Shareholder Report, Holdings (Details)	Apr. 30, 2025	[1]
Capital Group California Core Municipal Fund | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Capital Group California Core Municipal Fund | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Capital Group California Core Municipal Fund | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.18%
Capital Group California Core Municipal Fund | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.88%
Capital Group California Core Municipal Fund | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Capital Group California Core Municipal Fund | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
Capital Group California Short-Term Municipal Fund | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.33%
Capital Group California Short-Term Municipal Fund | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.88%
Capital Group California Short-Term Municipal Fund | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital Group California Short-Term Municipal Fund | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Capital Group California Short-Term Municipal Fund | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
[2]	Includes derivatives.